UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-9395
                                    --------

                       Third Avenue Variable Series Trust
                       ----------------------------------
               (Exact name of registrant as specified in charter)

    622 Third Avenue, 32nd Floor, New York, NY                       10017
----------------------------------------------------------------------------
     (Address of principal executive offices)                      (Zip code)

 W. James Hall III, General Counsel,  622 Third Avenue,  New York, NY 10017
----------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 800-443-1021
                                                    ------------
Date of fiscal year end: December 31, 2004
                         -----------------

Date of reporting period: June 30, 2004
                          -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Trust's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the "1940 Act") is as follows:



                           [THIRD AVENUE FUNDS LOGO]







                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO







                               SEMI-ANNUAL REPORT
                                 ---------------
                                  JUNE 30, 2004

                                [GRAPHIC OMITTED]
                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                AT JUNE 30, 2004
                                   (UNAUDITED)


                          PRINCIPAL                                                                 VALUE        % OF
                          AMOUNT ($)  ISSUES                                                      (NOTE 1)    NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS -- 1.13%
Building & Construction   2,000,000    USG Corp., 9.25%, due 9/15/01 (a) (b) *                 $ 2,195,500
                          1,500,000    USG Corp., 8.50%, due 8/01/05 (a) *                       1,625,625
                                                                                               -----------
                                                                                                 3,821,125       1.08%
                                                                                               -----------
Consumer Products            73,000    Home Products International, Inc., 9.625%, due 05/15/08      59,860       0.01%
                                                                                               -----------
Real Estate                 129,000    Brookfield Homes Corp., 12.00%, due 06/30/20                133,837       0.04%
                                                                                               -----------
Telecommunications       13,000,000    MCI Escrow Notes (a) (b)                                          0       0.00%
                                                                                               -----------
                                       TOTAL CORPORATE BONDS
                                       (Cost $2,735,599)                                         4,014,822
                                                                                               -----------
--------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS -- 3.96%
U.S. Treasury Notes      14,000,000    U.S. Treasury Note, 2.125%, due 10/31/04                 14,031,178       3.96%
                                                                                               -----------
                                       TOTAL U.S. GOVERNMENT OBLIGATIONS
                                       (Cost $14,003,922)                                       14,031,178
                                                                                               -----------
                            SHARES
--------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK -- 0.45%
Real Estate Investment       61,500    Koger Equity, Inc. 8.50%                                  1,580,550       0.45%
Trusts                                                                                         -----------

                                       TOTAL PREFERRED STOCK
                                       (Cost $1,537,500)                                         1,580,550
                                                                                               -----------
--------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 90.58%
Agriculture Chemicals       140,200    Agrium, Inc. (Canada)                                     2,039,910       0.58%
                                                                                               -----------
Auto Parts                  112,400    Superior Industries International, Inc.                   3,759,780       1.06%
                                                                                               -----------
Business Development        506,550    Brascan Corp. Class A (Canada)                           14,304,972
& Investment Companies      690,000    Hutchison Whampoa, Ltd. (Hong Kong)                       4,710,698
                            430,000    Investor AB Class A (Sweden)                              4,395,356
                             42,500    Leucadia National Corp. (a)                               2,112,250
                                                                                               -----------
                                                                                                25,523,276       7.20%
                                                                                               -----------
Cable Television Equipment  268,000    CommScope, Inc. (a)                                       5,748,600       1.62%
                                                                                               -----------
Consumer Products           338,700    Industrias Bachoco, S.A. ADR (Mexico)                     3,387,000
                            377,396    JAKKS Pacific, Inc. (a)                                   7,846,063
                            180,800    Russ Berrie & Co., Inc.                                   3,512,944
                                                                                               -----------
                                                                                                14,746,007       4.16%
                                                                                               -----------
Defense Electronics          42,500    Herley Industries, Inc. (a)                                 830,450       0.23%
                                                                                               -----------
Depository Institutions     252,900    Brookline Bancorp, Inc.                                   3,710,043
                            226,500    NewAlliance Bancshares, Inc. (a)                          3,161,940
                                                                                               -----------
                                                                                                 6,871,983       1.94%
                                                                                               -----------



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                     | 1 |

                                [GRAPHIC OMITTED]
                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JUNE 30, 2004
                                   (UNAUDITED)


                                                                                                    VALUE        % OF
                            SHARES    ISSUES                                                      (NOTE 1)    NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Electronics                 213,500    American Power Conversion Corp.                         $ 4,195,275
                             28,300    Analogic Corp.                                            1,200,769
                            456,000    AVX Corp.                                                 6,589,200
                             42,500    Bel Fuse, Inc. Class A                                    1,528,300
                            196,600    Bel Fuse, Inc. Class B                                    8,198,220
                             83,022    Hutchinson Technology, Inc. (a)                           2,041,511
                            152,700    KEMET Corp. (a)                                           1,865,994
                          1,175,900    TriQuint Semiconductor, Inc. (a)                          6,420,414
                            395,000    Vishay Intertechnology, Inc. (a)                          7,339,100
                                                                                               -----------
                                                                                                39,378,783      11.10%
                                                                                               -----------
Energy/Services             204,600    Smedvig ASA Class A (Norway)                              2,250,703
                            214,200    Willbros Group, Inc. (a) (Panama)                         3,227,994
                                                                                               -----------
                                                                                                 5,478,697       1.54%
                                                                                               -----------
Financial Insurance          25,300    MBIA, Inc.                                                1,445,136       0.41%
                                                                                               -----------
Financial Services           30,000    CIT Group, Inc.                                           1,148,700       0.32%
                                                                                               -----------
Healthcare Services          98,085    AMN Healthcare Services, Inc. (a)                         1,499,720
                            259,000    Cross Country Healthcare, Inc. (a)                        4,700,850
                                                                                               -----------
                                                                                                 6,200,570       1.75%
                                                                                               -----------
Industrial Equipment        214,300    Alamo Group, Inc.                                         3,407,370
                            83,000     Lindsay Manufacturing Co.                                 1,993,660
                            142,500    Trinity Industies, Inc.                                   4,530,075
                                                                                               -----------
                                                                                                 9,931,105       2.80%
                                                                                               -----------
Industrial                  375,000    Toyota Industries Corp. (Japan)                           9,004,261       2.54%
                                                                                               -----------
Insurance & Reinsurance     113,100    Arch Capital Group, Ltd. (a) (Bermuda)                    4,510,428
                          2,970,000    BRIT Insurance Holdings PLC (United Kingdom)              4,470,458
                             87,278    Radian Group, Inc.                                        4,180,616
                            175,000    Safety Insurance Group, Inc.                              3,748,500
                                                                                               -----------
                                                                                                16,910,002       4.77%
                                                                                               -----------
Investment Companies        380,000    Guoco Group, Ltd. (Hong Kong)                             3,166,748       0.89%
                                                                                               -----------
Life Insurance               99,000    The MONY Group, Inc.                                      3,098,700
                            415,200    The Phoenix Companies, Inc.                               5,086,200
                                                                                               -----------
                                                                                                 8,184,900       2.31%
                                                                                               -----------
Manufactured Housing         61,318    Modtech Holdings, Inc. (a)                                  473,375       0.13%
                                                                                               -----------
Medical Supplies            170,000    Sankyo Co., Ltd. (Japan)                                  3,684,645       1.04%
& Services                                                                                     -----------



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                     | 2 |

                               [GRAPHIC OMITTED]
                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JUNE 30, 2004
                                   (UNAUDITED)


                                                                                                    VALUE        % OF
                            SHARES    ISSUES                                                      (NOTE 1)    NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Natural Resources &          28,760    Brookfield Homes Corp.                                  $   753,224
Real Estate                 143,800    Brookfield Properties Corp. (Canada)                      4,134,250
                             42,500    Deltic Timber Corp.                                       1,632,000
                            131,050    Forest City Enterprises, Inc. Class A                     6,945,650
                            123,800    LNR Property Corp.                                        6,716,150
                             18,000    Tejon Ranch Co. (a)                                         626,400
                            111,300    The St. Joe Co.                                           4,418,610
                             95,600    Wellsford Real Properties, Inc. (a)                       1,486,580
                                                                                               -----------
                                                                                                26,712,864       7.53%
                                                                                               -----------
Non-Life Insurance          168,100    Millea Holdings, Inc. ADR (Japan)                        12,570,686       3.54%
                                                                                               -----------
Oil Services                108,500    EnCana Corp. (Canada)                                     4,682,860
                            120,000    Nabors Industries, Ltd. (a) (Bermuda)                     5,426,400
                             45,000    Pogo Producing Co.                                        2,223,000
                                                                                               -----------
                                                                                                12,332,260       3.48%
                                                                                               -----------
Pharmaceutical Services     218,800    PAREXEL International Corp. (a)                           4,332,240
                             30,000    Pharmaceutical Product Development, Inc. (a)                953,100
                                                                                               -----------
                                                                                                 5,285,340       1.49%
                                                                                               -----------
Real Estate                 307,287    Catellus Development Corp.                                7,574,625
Investment Trusts           107,500    Koger Equity, Inc.                                        2,485,400
                            107,700    Prime Group Realty Trust (a)                                568,656
                             34,523    ProLogis                                                  1,136,497
                             32,600    Vornado Realty Trust                                      1,861,786
                                                                                               -----------
                                                                                                13,626,964       3.84%
                                                                                               -----------
Real Estate                  39,900    Jones Lang LaSalle, Inc. (a)                              1,081,290
Management                  222,799    The Keith Companies, Inc. (a)                             3,208,306
                            378,100    Trammell Crow Co. (a)                                     5,331,210
                                                                                               -----------
                                                                                                 9,620,806       2.71%
                                                                                               -----------
Restaurants                 140,900    Jack In The Box, Inc. (a)                                 4,184,730       1.18%
                                                                                               -----------
Retail                       99,600    Kmart Holding Corp. (a)                                   7,151,280
                            187,807    The Dress Barn, Inc. (a)                                  3,215,256
                                                                                               -----------
                                                                                                10,366,536       2.92%
                                                                                               -----------
Security Brokers,           877,600    Instinet Group, Inc. (a)                                  4,633,728
Dealers & Floatation        115,700    Legg Mason, Inc.                                         10,529,857
Companies                   187,590    SWS Group, Inc.                                           2,870,127
                             55,047    Westwood Holdings Group, Inc.                               990,846
                                                                                               -----------
                                                                                                19,024,558       5.36%
                                                                                               -----------




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                     | 3 |

                               [GRAPHIC OMITTED]
                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JUNE 30, 2004
                                   (UNAUDITED)


                                                                                                    VALUE        % OF
                            SHARES    ISSUES                                                      (NOTE 1)    NET ASSETS
--------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
Semiconductor               150,000    Applied Materials, Inc. (a)                            $  2,943,000
Equipment Manufacturers      76,900    Coherent, Inc. (a)                                        2,295,465
& Related                   507,600    Credence Systems Corp. (a)                                7,004,880
                            191,500    Electro Scientific Industries, Inc. (a)                   5,421,365
                             74,238    FSI International, Inc. (a)                                 579,799
                                                                                              ------------
                                                                                                18,244,509       5.14%
                                                                                              ------------
Telecommunications          361,151    Comverse Technology, Inc. (a)                             7,201,351
                            188,600    MCI, Inc. (a)                                             2,721,498
                            441,695    Sycamore Networks, Inc. (a)                               1,868,370
                            727,100    Tellabs, Inc. (a)                                         6,354,854
                            279,500    Ulticom, Inc. (a)                                         3,270,150
                                                                                              ------------
                                                                                                21,416,223       6.04%
                                                                                              ------------
Utilities & Utility Service 546,400    Quanta Services, Inc. (a)                                 3,398,608       0.96%
Companies                                                                                     ------------
                                       TOTAL COMMON STOCKS
                                       (Cost $235,451,416)                                     321,311,012
                                                                                              ------------
--------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 4.02%
Repurchase Agreements    14,277,112    Bear Stearns, 1.25%, due 07/01/04 (c)                    14,277,112       4.02%
                                                                                              ------------
                                       TOTAL SHORT TERM INVESTMENTS
                                       (Cost $14,277,112)                                       14,277,112
                                                                                              ------------
                                       TOTAL INVESTMENT PORTFOLIO -- 100.14%
                                       (Cost $268,005,549)                                     355,214,674
                                                                                              ------------
                                       OTHER ASSETS LESS
                                       LIABILITIES-- (0.14%)                                     (495,184)
                                                                                              ------------
                                       NET ASSETS-- 100.00%
                                       (Applicable to 15,670,994
                                       shares outstanding)                                    $354,719,490
                                                                                              ============


Notes:
 (a) Non-income producing  securities.
 (b) Restricted / fair valued securities.
 (c) Repurchase agreement collateralized by:
     U.S. Treasury Strips, par value $9,805,000, matures 08/15/13, value $6,334,324.
     U.S. Treasury Strips, par value $15,410,000, matures 05/15/16, value $8,359,463.
 * Issuer in default.
 ADR: American Depository Receipt.

 Country Concentration

                   % of
                 Net Assets
                 ----------
United States      75.90
Japan               7.12
Canada              7.09
Bermuda             2.80
Hong Kong           2.22
United Kingdom      1.26
Sweeden             1.24
Mexico              0.96
Panama              0.91
Norway              0.64
                 ----------
Total             100.14


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                     | 4 |

                               [GRAPHIC OMITTED]
                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2004
                                   (UNAUDITED)

ASSETS:
Investments at value (Notes 1 and 4):
  Unaffiliated issuers (identified cost of $268,005,549)                                                                $355,214,674
Receivable for securities sold                                                                                               828,490
Receivable for fund shares sold                                                                                              285,857
Dividends and interest receivable                                                                                            415,304
Other assets                                                                                                                  20,583
                                                                                                                        ------------
      Total assets                                                                                                       356,764,908
                                                                                                                        ------------

LIABILITIES:
Payable for securities purchased                                                                                           1,357,098
Payable for fund shares redeemed                                                                                             273,393
Payable to investment adviser                                                                                                250,960
Accounts payable and accrued expenses                                                                                        110,477
Payable for service fees (Note 3)                                                                                             53,490
Commitments/Contingencies (Note 6)                                                                                                --
                                                                                                                        ------------
      Total liabilities                                                                                                    2,045,418
                                                                                                                        ------------
      Net assets                                                                                                        $354,719,490
                                                                                                                        ============

SUMMARY OF NET ASSETS:
Common stock, unlimited shares authorized, $0.001 par value,
  15,670,994 shares outstanding                                                                                         $257,499,444
Accumulated undistributed net investment income                                                                            1,316,495
Accumulated undistributed net realized gain on investments                                                                 8,695,052
Net unrealized appreciation of investments and translation
  of foreign currency denominated assets and liabilities                                                                  87,208,499
                                                                                                                        ------------
  Net assets applicable to capital shares outstanding                                                                   $354,719,490
                                                                                                                        ============
Net asset value, offering and redemption price per share                                                                      $22.64
                                                                                                                        ============



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                     | 5 |

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JUNE 30, 2004
                                   (UNAUDITED)

INVESTMENT INCOME:
  Dividends (net of foreign withholding tax of $80,054)                                                                  $ 2,790,962
  Interest                                                                                                                   352,010
  Other Income                                                                                                                   102
                                                                                                                         -----------
    Total Investment Income                                                                                                3,143,074
                                                                                                                         -----------

EXPENSES:
  Investment advisory fees (Note 3)                                                                                        1,506,905
  Service fees (Note 3)                                                                                                      313,056
  Accounting services fees                                                                                                    36,275
  Custodian fees                                                                                                              35,642
  Reports to shareholders                                                                                                     33,392
  Directors' fees and expenses                                                                                                33,192
  Auditing and tax consulting fees                                                                                            23,093
  Administration fees (Note 3)                                                                                                15,999
  Transfer agent fees                                                                                                         11,754
  Insurance expense                                                                                                            4,985
  Miscellaneous expenses                                                                                                       2,999
  Legal Fees                                                                                                                   2,735
                                                                                                                         -----------
    Total operating expenses                                                                                               2,020,027
                                                                                                                         -----------
    Net investment income                                                                                                  1,123,047
                                                                                                                         -----------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS:
  Net realized gains on investments                                                                                        5,059,326
  Net realized gains on foreign currency transactions                                                                          8,224
  Net change in unrealized appreciation on investments                                                                    19,194,031
                                                                                                                         -----------
  Net realized and unrealized gains on investments                                                                        24,261,581
                                                                                                                         -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                     $25,384,628
                                                                                                                         ===========



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                     | 6 |

                                [GRAPHIC OMITTED]
                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                               FOR THE
                                                                                              SIX MONTHS
                                                                                                 ENDED                 FOR THE
                                                                                             JUNE 30, 2004            YEAR ENDED
                                                                                              (UNAUDITED)          DECEMBER 31, 2003
                                                                                             --------------        -----------------
OPERATIONS:
  Net investment income                                                                       $   1,123,047           $      53,030
  Net realized gain on investments and foreign currency transactions                              5,067,550               3,613,196
  Net change in unrealized appreciation on investments                                           19,194,031              85,031,229
                                                                                              -------------           -------------
  Net increase in net assets resulting from operations                                           25,384,628              88,697,455
                                                                                              -------------           -------------

DISTRIBUTIONS:
  Dividends to shareholders from net investment income                                                   --                (467,552)
  Distributions to shareholders from net realized gains on investments                                   --              (4,703,860)
                                                                                              -------------           -------------
                                                                                                         --              (5,171,412)
                                                                                              -------------           -------------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares                                                                   25,889,866              53,873,720
  Net asset value of shares issued in reinvestment of
    dividends and distributions                                                                          --               5,171,412
  Cost of shares redeemed                                                                       (11,360,866)            (20,079,988)
                                                                                              -------------           -------------

  Net increase in net assets resulting from capital
    share transactions                                                                           14,529,000              38,965,144
                                                                                              -------------           -------------
  Net increase in net assets                                                                     39,913,628             122,491,187
  Net assets at beginning of period                                                             314,805,862             192,314,675
                                                                                              -------------           -------------
  Net assets at end of period (including undistributed net investment
    income of $1,316,495 and $193,448, respectively)                                          $ 354,719,490           $ 314,805,862
                                                                                              =============           =============



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                     | 7 |

                               [GRAPHIC OMITTED]
                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                              FINANCIAL HIGHLIGHTS


SELECTED DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD) AND RATIOS ARE AS
FOLLOWS:


                                                      FOR THE
                                                  SIX MONTHS ENDED                   YEARS ENDED DECEMBER 31,
                                                    JUNE 30, 2004   ----------------------------------------------------------
                                                     (UNAUDITED)      2003         2002         2001         2000       1999*
                                                  ----------------  --------     --------     --------     --------    -------
Net Asset Value, Beginning of Period                 $  20.96       $  14.99     $  17.13     $  15.21     $ 10.84     $ 10.00
                                                     --------       --------     --------     --------     -------     -------
Income (loss) from Investment Operations:
  Net investment income                                  0.07             --+        0.02         0.04        0.04        0.03
  Net gain (loss) on securities (both realized
    and unrealized)                                      1.61           6.33        (1.86)        2.04        4.35        0.81
                                                     --------       --------     --------     --------     -------     -------
  Total from Investment Operations                       1.68           6.33        (1.84)        2.08        4.39        0.84
                                                     --------       --------     --------     --------     -------     -------
Less Distributions:
  Dividends from net investment income                     --          (0.03)       (0.03)       (0.02)      (0.02)         --
  Distributions from realized gains                        --          (0.33)       (0.27)       (0.14)         --          --
                                                     --------       --------     --------     --------     -------     -------
  Total Distributions                                      --          (0.36)       (0.30)       (0.16)      (0.02)         --
                                                     --------       --------     --------     --------     -------     -------
Net Asset Value, End of Period                       $  22.64       $  20.96     $  14.99     $  17.13     $ 15.21     $ 10.84
                                                     ========       ========     ========     ========     =======     =======
Total Return                                             8.02%(1)      42.53%      (10.72)%      13.68%      40.52%       8.40%(1)
Ratios/Supplemental Data:
Net Assets, End of period (in thousands)             $354,719       $314,806     $192,315     $162,438     $31,971     $ 4,367

  Ratio of Expenses to Average Net Assets
    Before expense reimbursement/repayment               1.21%(2)       1.24%        1.25%        1.27%       2.52%      34.43%(2)
    After expense reimbursement/repayment                 N/A           1.30%        1.30%        1.30%       1.30%       1.30%(2)
  Ratio of Net Income (Loss) to Average Net Assets
    Before expense reimbursement/repayment               0.67%(2)       0.08%        0.25%        0.81%      (0.39%)    (30.14%)(2)
    After expense reimbursement/repayment                 N/A           0.02%        0.20%        0.77%       0.83%       2.99%(2)
  Portfolio Turnover Rate                                   4%(1)         16%          22%          21%         18%          0%(1)



 (1) Not Annualized
 (2) Annualized
 *   The Fund commenced investment operations September 21, 1999.
 +   Less than $0.01 per share


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                     | 8 |

                               [GRAPHIC OMITTED]
                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2004
                                   (UNAUDITED)

1. SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION:

Third Avenue Variable Series Trust (the "Trust") is an open-end, non-diversified management investment company organized as a Delaware statutory trust pursuant to a Trust Instrument dated June 16, 1999. The Trust currently consists of one investment series, Third Avenue Value Portfolio (the "Portfolio"). The Portfolio seeks to achieve its investment objective of long-term capital appreciation by adhering to a strict value discipline when selecting securities. The Portfolio seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (meaning companies without significant debt in comparison to their cash resources) at a discount to what the Adviser believes is their true value.

The shares of the Portfolio may be purchased only by the separate accounts of insurance companies for the purpose of funding variable life insurance policies and variable annuity contracts. At June 30, 2004, the Trust was offered as an investment option by five insurance companies and accordingly a decision by any insurance company to withdraw its participation may have a negative impact on the Trust.

ACCOUNTING POLICIES:

The policies described below are followed consistently by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

SECURITY VALUATION:

Securities traded on a principal stock exchange or the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sales price, the NASDAQ official close price, or in the absence of closing sales prices on that day, securities are valued at the mean between the closing bid and asked price. Temporary cash investments are valued at cost, plus accrued interest, which approximates market. Short-term securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and asked prices. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held by the Portfolio on that day, based on the value determined on that day.

The Portfolio may invest up to 15% of its total assets in securities which are not readily marketable, including those which are restricted as to disposition under applicable securities laws ("restricted securities"). Restricted securities and other securities and assets for which market quotations are not readily available are valued at "fair value", as determined in good faith by the Board of Trustees, although actual evaluations may be made by personnel acting under procedures established by the Board of Trustees. As of June 30, 2004, such securities had a total value of $2,195,000 or 0.62% Of net assets.

SECURITY TRANSACTIONS AND INVESTMENT INCOME:

Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date and interest income, including, where applicable, amortization of premium and accretion of discount on investments, is accrued daily, except when collection is not expected. Realized gains and losses from securities transactions are reported on an identified cost basis.

--------------------------------------------------------------------------------
                                     | 9 |

                               [GRAPHIC OMITTED]
                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2004
                                   (UNAUDITED)

FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS:

The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

         o INVESTMENTS: At the prevailing rates of exchange on the valuation date.

         o INVESTMENT TRANSACTIONS AND INVESTMENT INCOME: At the prevailing rates of exchange on the date of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions and balances.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

LOANS OF PORTFOLIO SECURITIES:

The Portfolio may loan securities to certain brokers, with the Portfolios' custodian acting as lending agent. Upon such loans, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio monitors the market value of securities loaned and maintains collateral against the securities loaned in an amount not less than the value of the securities loaned. The Portfolio may receive collateral in the form of cash or other eligible securities. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to changes in the value of collateral or the loaned securities.

At June 30, 2004 the Portfolio did not have any loaned securities.

REPURCHASE AGREEMENTS:

The Portfolio may invest excess cash in repurchase agreements whereby the Portfolio purchases investments, which serve as collateral, with an agreement to resell such collateral at the maturity date of the repurchase agreement. Securities pledged as collateral for repurchase agreements are held by the Portfolio's custodian bank until maturity of the repurchase agreement. Provisions in the agreements ensure that the market value of the collateral is at least equal to the repurchase value in the event of default. In the event of default, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
                                     | 10 |

                               [GRAPHIC OMITTED]
                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2004
                                   (UNAUDITED)

DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income paid to shareholders and distributions from realized gains on sales of securities paid to shareholders are recorded on the ex-dividend date.

FEDERAL INCOME TAXES:

The Portfolio has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. Therefore, no Federal income tax provision is required.

EXPENSE ALLOCATION:

Expenses attributable to the Portfolio are charged to the Portfolio. Certain expenses are shared with the Funds in Third Avenue Trust, an affiliated fund group. Such costs are allocated using the ratio of the Portfolio's net assets relative to the total net assets of Third Avenue Trust, unless otherwise specified.

TRUSTEES FEES:

The Trust does not pay any fees to its officers for their services as such, but does pay Trustees who are not affiliated with the Investment Adviser a fee of $1,500 for each meeting of the Board of Trustees that they attend, in addition to reimbursing all Trustees for travel and incidental expenses incurred by them in connection with their attendance at Board meetings. The Trust also pays non-interested Trustees an annual stipend of $2,000 in January of each year for the previous year's service. The Trustees on the Audit Committee will each receive $200 for each audit Committee meeting they attend.

2. SECURITIES TRANSACTIONS

PURCHASES AND SALES/CONVERSIONS:

The cost of purchases, and proceeds from sales and conversions of investments, excluding short-term investments, for six months ended June 30, 2004 were as follows:

                                   PURCHASES               SALES
                               ----------------         -----------
                                  $38,069,516           $11,486,870

3. INVESTMENT ADVISORY SERVICES, ADMINISTRATION AND SERVICE FEE AGREEMENT

The Portfolio has an Investment Advisory Agreement with Third Avenue Management LLC (the "Adviser") for investment advice and certain management functions. The terms of the Investment Advisory Agreement provide for a monthly fee of 1/12 of 0.90% (an annual fee of 0.90%) of the total average daily net assets of the Portfolio, payable each month. Additionally, under the terms of the Investment Advisory Agreement, the Adviser pays certain expenses on behalf of the Funds, which are reimbursable by the Portfolio, including salaries of non-officer employees and other miscellaneous expenses. Amounts reimbursed with respect to non-officer salaries are included under the caption Administration fees. At June 30, 2004, the Portfolio had payables to affiliates of $63,237 for reimbursement of expenses paid by such affiliates which is included in accounts payable and accrued expenses on the Statement of Assets and Liabilities.

Under current arrangements, whenever, in any fiscal year, the Portfolio's normal operating expenses, including the investment advisory fee, but excluding broker commissions, exceeds 1.30% of the Portfolio's average daily net assets, the Adviser is obligated to reimburse the Portfolio in an amount equal to that excess. No expense reimbursement was required for the six months ended June 30, 2004.

--------------------------------------------------------------------------------
                                     | 11 |

                               [GRAPHIC OMITTED]
                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2004
                                   (UNAUDITED)

The Trust has entered into an Administration Agreement with the Adviser pursuant to which the Adviser, as administrator, is responsible for providing various administrative services to the Trust. The Adviser has in turn entered into a sub-administration agreement with PFPC Inc. pursuant to which PFPC Inc. provides certain of these administrative services on behalf of the Adviser. The Adviser earns an annual fee of $32,000. The Adviser pays PFPC Inc. an annual sub-administration fee for sub-administration services provided to the Trust equal to $12,192.

The Trust has entered into shareholder servicing agreements with the insurance companies that offer the Portfolio to its policy holders for which the insurance companies receive a fee based on the average daily net assets invested into the Trust by the insurance companies policy holders in omnibus accounts. The Trust remits to the Adviser the portion of these fees that represent various Administrative services rendered by the service agents to such policy holders which the Trust would otherwise be obligated to provide at its own expense.

4. RELATED PARTY TRANSACTIONS

BROKERAGE COMMISSIONS:

David M. Barse, the President, Chief Executive Officer ("CEO") and a Trustee of the Portfolio, is the President and CEO of M.J. Whitman LLC, a registered broker-dealer, and an affiliate of the Adviser. For the six months ended June 30, 2004, the Portfolio incurred brokerage commissions with M.J. Whitman LLC of $136,627.

5. CAPITAL SHARE TRANSACTIONS

The Portfolio is authorized to issue an unlimited number of shares of beneficial interest with $0.001 par value.

Transactions in capital stock were as follows:

                                                                 FOR THE                          FOR THE
                                                             SIX MONTHS ENDED                   YEAR ENDED
                                                              JUNE 30, 2004                  DECEMBER 31, 2003
                                                             ----------------                -----------------
Shares outstanding at beginning of period                        15,019,330                     12,830,179
Shares sold                                                       1,172,181                      3,111,971
Shares reinvested from dividends and distributions                       --                        273,910
Shares redeemed                                                    (520,517)                    (1,196,730)
                                                                 ----------                     ----------
Net increase in Portfolio shares                                    651,664                      2,189,151
                                                                 ----------                     ----------
Shares outstanding at end of period                              15,670,994                     15,019,330
                                                                 ==========                     ==========


6. COMMITMENTS AND CONTINGENCIES

Under the Trust's organizational documents, its officers and Trustees are indemnified agents against certain liability arising out of the performance of their duties to the Portfolio. In addition, in the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

7. RISKS RELATING TO CERTAIN INVESTMENTS

FOREIGN SECURITIES:

Investments in the securities of foreign issuers may involve investment risks different from those of U.S. issuers including possible political or economic instability of the country of the issuer, the difficulty of predicting international

--------------------------------------------------------------------------------
                                     | 12 |

                               [GRAPHIC OMITTED]
                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2004
                                   (UNAUDITED)

trade patterns, the possibility of currency exchange controls, the possible imposition of foreign withholding tax on the dividend income and interest income payable on such instruments, the possible establishment of foreign controls, the possible seizure or nationalization of foreign deposits or assets, or the adoption of other foreign government restrictions that might adversely affect the foreign securities held by the Portfolio. Foreign securities may also be subject to greater fluctuations in price than securities of domestic corporations or the U.S. Government.

HIGH YIELD DEBT:

The Portfolio currently invests in high yield lower grade debt. The market values of these higher yielding debt securities tend to be more sensitive to economic conditions and individual corporate developments than those of higher rated securities. In addition, the secondary market for these bonds is generally less liquid.

--------------------------------------------------------------------------------
                                     | 13 |

                               [GRAPHIC OMITTED]
                               THIRD AVENUE FUNDS
                                 PRIVACY POLICY

Third Avenue Funds respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms and from the transactions you make with us, affiliates, or third parties. We do not disclose any information about you or any of our former customers to anyone, except to our affiliates (which may include the Funds' distributor and the Fund's affiliated money management entities) and service providers, or as otherwise permitted by law. To protect your personal information, we permit access only by authorized employees. Be assured that we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.




                      PROXY VOTING POLICIES AND PROCEDURES

The Funds have delegated the voting of proxies relating to their voting securities to the Adviser pursuant to the Adviser's proxy voting guidelines. You can obtain a copy of these proxy voting guidelines without charge, upon request, by calling (800) 443-1021.



--------------------------------------------------------------------------------
                                     | 14 |

                                BOARD OF TRUSTEES
                                  Jack W. Aber
                                 David M. Barse
                              William E. Chapman II
                                 Lucinda Franks
                                 Edward J. Kaier
                                  Marvin Moser
                                  Eric Rakowski
                                  Martin Shubik
                                Charles C. Walden
                                Martin J. Whitman

                                    OFFICERS
                                Martin J. Whitman
                              Chairman of the Board
                                 David M. Barse
                       President, Chief Executive Officer
                                 Julie A. Smith
                                    Treasurer
                                  W. James Hall
                           General Counsel, Secretary

                                 TRANSFER AGENT
                                    PFPC Inc.
                                  P.O. Box 9802
                            Providence, RI 02940-8002
                                 (610) 239-4600
                           (800) 443-1021 (toll-free)

                               INVESTMENT ADVISER
                          Third Avenue Management, LLC
                                622 Third Avenue
                               New York, NY 10017

                              INDEPENDENT AUDITORS
                           PricewaterhouseCoopers LLP
                           1177 Avenue of the Americas
                               New York, NY 10036

                                    CUSTODIAN
                             Custodial Trust Company
                               101 Carnegie Center
                               Princeton, NJ 08540

                           [THIRD AVENUE FUNDS LOGO]
                               THIRD AVENUE FUNDS
                                622 THIRD AVENUE
                               NEW YORK, NY 10017
                              PHONE (212) 888-5222
                            TOLL FREE (800) 443-1021
                               FAX (212) 888-6757
                                www.thirdave.com

ITEM 2.  CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

 Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have evaluated the Trust's disclosure controls and procedures within 90 days of this filing and have concluded that the Trust's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) On June 3, 2004, Michael T. Carney resigned as the Trust's Chief Financial Officer. On that same date, the Board of Trustees of the Trust acknowledged that Julie A. Smith would serve as the Trust's principal financial officer pending the appointment of a permanent replacement for Mr. Carney. The Trust's principal executive officer and principal financial officer are aware of no changes in the Trust's internal control over financial reporting that occurred during the Trust's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 11.  EXHIBITS.

 (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

 (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Third Avenue Variable Series Trust
             ----------------------------------

By:      /s/ David M. Barse
         ------------------
Name:    David M. Barse
Title:   Principal Executive Officer
Date:    August 12, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ David M. Barse
         ------------------
Name:    David M. Barse
Title:   Principal Executive Officer
Date:    August 12, 2004

By:      /s/ Julie A. Smith
         ------------------
Name:    Julie A. Smith
Title:   Principal Financial Officer
Date:    August 12, 2004